Investment in associated companies - Share in Results from Associated Companies (Details) - USD ($) $ in Millions		2 Months Ended	10 Months Ended	12 Months Ended
	Jan. 20, 2022	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Income (loss) from equity method investments	$ 112	$ (2)	$ (2)	$ 37	$ 3
Sonadrill
Schedule of Equity Method Investments [Line Items]
Income (loss) from equity method investments		1	2	31	5
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Income (loss) from equity method investments		0	4	6	(2)
PES
Schedule of Equity Method Investments [Line Items]
Income (loss) from equity method investments		$ (3)	$ (8)	$ 0	$ 0